BALANCES AND TRANSACTIONS WITH RELATED PARTIES (Schedule of Related Party Balances Per the Balance Sheet) (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Related Party Transactions [Abstract]
Trade receivables and prepaid expenses	$ 2,614	$ 3,982
Trade payables and accrued expenses	$ 1,008	$ 1,419